Derivative Instruments Accounted for at Fair Value (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
As of June 30, 2026, we held the following interest rate swaps that partially hedge our variable-rate loan facilities:

Facility	Hedged notional amount	Fixed rate	Variable rate
	(in thousands)
October 2013 DB Credit Facility A	3,583	4.05%	Comp SOFR
July 2015 DB Credit Facility B	13,956	3.99%	Comp SOFR
March 2023 Secured Term Loan	68,872	5.75%	Comp SOFR
August 2024 Secured Term Loan and RCF	123,871	5.46%	Term SOFR
May 2025 Senior Secured Term Loan and RCF	160,549	5.31%	Term SOFR
	$370,831

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2026, and December 31, 2025.

		December 31, 2025	June 30, 2026
		(in thousands)
	Fair Value Hierarchy	Fair Value Asset/(Liability)
Interest rate swap agreements Assets	Level 2	$1,372	$2,455
Interest rate swap agreements Liability	Level 2	(2,219)	—
		$(847)	$2,455